Taxes on Income - Schedule of Deferred Tax Asset/Liability (Details) (10-KT) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating loss carry forward	$ 2,909	$ 2,584	$ 1,381
Reserves and allowances	10	7	5
Research and development	762	667	153
Net deferred tax asset before valuation allowance	3,681	3,258	1,539
Valuation allowance	(3,681)	(3,258)	(1,539)
Net deferred tax asset